BUSINESS SEGMENTS, MAJOR CUSTOMERS AND SIGNIFICANT GROUP CONCENTRATIONS OF CREDIT RISK (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Revenues	$ 55,371	$ 53,009
Income (loss) from operations	(1,942)	(1,097)
Interest Income	4	6
Income (loss) before income tax provision	(1,938)	(1,081)
Depreciation and amortization	670	767
Total assets	36,824	35,316
North America [Member]
Revenues	32,731	36,066
Income (loss) from operations	7,603	9,537
Income (loss) before income tax provision	7,603	9,537
Total assets	4,522	6,640
EMEA [Member]
Revenues	22,640	16,943
Income (loss) from operations	5,132	2,958
Income (loss) before income tax provision	5,132	2,958
Total assets	7,194	6,122
Strategic Alliances [Member]
Income (loss) from operations	(468)
Income (loss) before income tax provision	(468)
Unallocated Amount To Segment [Member]
Income (loss) from operations	(14,209)	(13,592)
Interest Income	4	6
Income (loss) before income tax provision	(14,205)	(13,576)
Depreciation and amortization	670	767
Total assets	$ 25,108	$ 22,554